Deferred purchase price (Tables)	6 Months Ended
Jun. 30, 2024
Deferred purchase price.
Summary of movement in the deferred purchase price

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Opening balance	1,207,682	7,619,581
Change in fair value	1,669,197	(727,134)
Issuance of shares	(179,060)	(306,936)
Settlements	—	(5,377,829)
Ending balance	2,697,819	1,207,682

Summary of deferred purchase price and maturity analysis

The deferred purchase price is detailed as follows:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Shotl	627,158	627,158
Urbvan	2,041,242	572,799
Door2Door	29,419	7,725
	2,697,819	1,207,682

	(Unaudited)	(Audited)
	At 30 June	At 31 December
Maturity analysis	2024	2023
	USD	USD
Less than one year (current)	2,697,819	1,207,682
	2,697,819	1,207,682